Additional Accounting Policy and Balance Sheet Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Cost Method Investments	$ 37.0	$ 39.0
Foreign Currency Transaction Gain (Loss), before Tax	19.0	(11.0)	$ 33.0
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt Issuance Cost	76.0	54.7
Net Cash Provided by (Used in) Operating Activities	3,257.8	2,942.1	2,728.9
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(5,520.6)	(1,093.2)	(11,810.5)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	2,759.1	(2,616.5)	4,686.8
Adjustments for New Accounting Pronouncement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Cash Provided by (Used in) Operating Activities	101.5	125.2	109.3
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	11.5	(5.8)	(27.8)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	$ (101.5)	(125.2)	$ (109.3)
Accounting Standards Update - Presentation of Debt Issuance Costs [Member] | Other Assets [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt Issuance Cost		(55.0)
Accounting Standards Update - Presentation of Debt Issuance Costs [Member] | Long-term Debt [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt Issuance Cost		$ 55.0